Segment Information (Details) - Schedule of Financial Information Related To Our Reportable Segments and Corporate - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Net revenue	$ 699,364	$ 1,625,901	$ 1,685,509	$ 2,974,639	$ 4,796,474	$ 4,299,717
Cost of revenue	437,586	1,794,419	1,450,274	3,366,589	6,109,206	5,300,037
Gross margin (loss)	261,778	(168,518)	235,235	(391,950)	(1,312,732)	(1,000,320)
Compensation					4,678,390
Research and development	46,301	224,512	177,927	451,166	951,414	983,528
Marketing	371,809	1,277,510	907,330	3,369,531	4,700,171	9,626,982
Stock based compensation	557,707	2,141,218	7,885,751	3,222,010	4,183,844	9,661,168
Impairment of goodwill						1,035,795
General and administrative not including depreciation, amortization, or Impairment	1,214,707	4,181,666	2,780,775	7,284,104	9,024,428	9,975,360
Depreciation and amortization	62,831	142,055	72,122	283,947	592,139	397,440
Impairment of intangibles					3,587,994	688,127
Total operating expenses	2,974,414	7,824,906	16,659,487	14,610,758	27,718,380	32,368,400
Interest expense	(93,981)	(20,360)	(159,351)	(34,256)	(821,051)	(372,106)
All other expenses	(1,659,241)	(691,154)	(3,837,780)	(549,022)	(5,824,152)	(3,638,327)
Other expenses, net	(1,753,222)	(711,514)	(3,997,131)	(583,278)	(6,645,203)	(4,010,433)
Loss before income tax provision	(4,465,858)	(8,704,938)	(20,421,383)	(15,585,986)	(35,676,315)	(37,379,153)
Creatd Labs [Member]
Segment Reporting Information [Line Items]
Net revenue	310,377	496,673	609,572	908,680	1,616,278	1,926,374
Cost of revenue	266,012	718,636	498,110	1,348,265	2,000,970	3,186,240
Gross margin (loss)					(384,692)	(1,259,866)
Compensation					1,794,003
Research and development	46,301	134,724	177,927	270,733	606,211	758,293
Marketing	371,809	665,293	903,874	1,754,761	2,722,579	8,182,935
Stock based compensation	108,098	413,585	1,793,548	622,345	864,507	1,727,021
Impairment of goodwill
General and administrative not including depreciation, amortization, or Impairment	224,611	130,342	398,442	227,045	246,540	3,918,130
Depreciation and amortization
Impairment of intangibles					213,141
Total operating expenses	876,974	1,343,944	4,187,205	2,874,884	4,439,837	14,586,379
Interest expense	(15,677)	(15,099)	1,101	(30,198)	(33,938)	(12,706)
All other expenses
Other expenses, net	(15,677)	(15,099)	1,101	(30,198)	(33,938)	(12,706)
Loss before income tax provision	(848,286)	(1,570,239)	(4,074,642)	(3,344,667)	(4,858,467)	(15,858,951)
Creatd Ventures [Member]
Segment Reporting Information [Line Items]
Net revenue	196,837	486,250	607,731	889,610	1,456,593	90,194
Cost of revenue	94,966	649,433	798,219	1,218,430	2,807,285	148,989
Gross margin (loss)					(1,350,692)	(58,940)
Compensation					826,185
Research and development						131
Marketing		538,296	3,456	1,419,797	1,675,083
Stock based compensation	54,049	374,922	1,592,938	564,166	781,928	1,560,546
Impairment of goodwill
General and administrative not including depreciation, amortization, or Impairment	160,284	367,222	237,417	639,669	592,210	1,665,783
Depreciation and amortization	25,924	76,440	33,291	152,793	143,360	100,633
Impairment of intangibles					365,732
Total operating expenses	361,913	1,280,440	2,122,809	2,776,425	3,558,313	3,327,093
Interest expense	(5,332)		(5,332)		298
All other expenses
Other expenses, net	(5,332)		(5,332)		298
Loss before income tax provision	(265,373)	(1,443,623)	(2,318,629)	(3,105,245)	(4,908,707)	(3,385,888)
Creatd Partners [Member]
Segment Reporting Information [Line Items]
Net revenue	192,150	642,978	439,338	1,176,349	1,723,603	2,283,149
Cost of revenue	76,609	426,350	151,445	799,894	1,300,951	1,964,808
Gross margin (loss)					422,652	318,341
Compensation					931,158
Research and development		89,788		180,433	345,203	225,104
Marketing		73,921		194,973	302,509	962,698
Stock based compensation	54,049	429,729	1,739,499	646,637	887,627	1,884,986
Impairment of goodwill						1,035,795
General and administrative not including depreciation, amortization, or Impairment	111,233	381,432	189,994	664,423	509,757	1,600,212
Depreciation and amortization		38,100		76,156	132,683	252,730
Impairment of intangibles						688,127
Total operating expenses	228,359	974,870	1,995,208	1,762,622	2,177,779	6,649,652
Interest expense			2,266
All other expenses
Other expenses, net			2,266
Loss before income tax provision	(112,818)	(758,242)	(1,705,049)	(1,386,167)	(1,755,127)	(6,331,311)
Corporate [Member]
Segment Reporting Information [Line Items]
Net revenue
Cost of revenue
Gross margin (loss)
Compensation					1,127,044
Research and development
Marketing						481,349
Stock based compensation	314,487	922,982	2,732,742	1,388,862	1,649,782	4,488,615
Impairment of goodwill
General and administrative not including depreciation, amortization, or Impairment	621,061	3,302,670	1,816,181	5,752,967	7,675,921	2,791,236
Depreciation and amortization	36,907	27,515	38,831	54,998	316,096	44,076
Impairment of intangibles					3,009,121
Total operating expenses	1,319,381	4,225,652	8,083,717	7,196,827	12,650,920	11,803,003
Interest expense	(72,972)	(5,261)	(157,386)	(4,058)	(787,411)	(359,400)
All other expenses	(1,659,241)	(691,154)	(3,837,780)	(549,022)	(5,824,152)	(3,638,327)
Other expenses, net	(1,732,213)	(696,415)	(3,995,166)	(553,080)	(6,611,563)	(3,997,727)
Loss before income tax provision	$ (3,051,594)	$ (4,932,834)	$ (12,078,883)	$ (7,749,907)	$ (19,262,483)	$ (11,803,003)